Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6. OTHER CURRENT LIABILITIES

As of March 31, 2026 and December 31, 2025, other current liabilities were comprised of the following:

	Successor	Predecessor
(in thousands)	March 31, 2026	December 31, 2025
Accrued lease operating expenses	$8,694	$8,017
Ad Valorem payable	894	4,106
Accrued interest	4,081	3,750
Excise tax payable	1,303	—
Dividends payable	750	—
General and administrative	2,588	7,022
Other	235	137
Total other current liabilities	$18,545	$23,032